Related Party Transactions - Schedule of Unaudited Interim Condensed Consolidated Profit and Loss Account (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Unaudited Interim Condensed Consolidated Profit and Loss Account [Line Items]
Staking revenue from RockawayX Infra Ltd	$ 3,110	$ 302
General and administrative expenses	15,093	3,077
Total related party transactions reported in the unaudited interim condensed consolidated statement of profit or loss	74,269	2,516
Other related parties [member]
Schedule of Unaudited Interim Condensed Consolidated Profit and Loss Account [Line Items]
Staking revenue from RockawayX Infra Ltd	2,757
Equity based expenses	827	608
General and administrative expenses	3,439	544
Total related party transactions reported in the unaudited interim condensed consolidated statement of profit or loss	$ (1,509)	$ (1,152)